Inventories (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Inventories
Bunkers	$ 21,986,056	$ 13,914,723
Lubricants	2,979,904	2,740,559
Provisions	351,307	355,249
Urea	36,750
Total	$ 25,354,017	$ 17,010,531